RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 7 - RELATED PARTY BALANCES AND TRANSACTIONS

In December 2020, Mr. Hui agreed to forgive the net advance of $153,846 to the Company. Shareholders and directors have approved the advances forgiven by Mr. Hui, which amounts have been recognized as a shareholder contribution. On June 30, 2021, Mr. Wynn Hui, Mr. Bong Lau and Mr. Bun Lau, three major shareholders, executive directors and officers of the Company forgave and waived their receivable owed by the subsidiaries of the Company for $461,538, which have been recognized as shareholders contribution. On December 31, 2021, Mr. Bun Lau, forgave and waived his receivable owed by the subsidiaries of the Company for $256,411, which have been recognized as shareholders contribution.

In 2018, the Company entered into a rental agreement with Kambo Security Products Limited for office space in Hong Kong. The rental agreement is renewed annually. Kambo Security Products Limited is owned by Mr. Bong Lau, Mr. Wynn Hui, and Mr. Bun Lau, major shareholders of ILA. Rent expense for the years ended December 31, 2022, 2021 and 2020 was approximately $54,100, $54,100 and $46,000, respectively.